Equity (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2014
Predecessor
Equity
Schedule of rollforward of Accumulated other comprehensive loss

	Predecessor
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)	Gains and losses on cash flow hedges	Unrealized gains and losses on available-for-sale securities	Total
Balance at December 31, 2011	$(19,763)	$126	$(19,637)
Other comprehensive income before reclassifications	9,208	486	9,694
Amounts reclassified from AOCI	1,212	—	1,212
Income tax effect	(3,588)	(172)	(3,760)

Net increase in other comprehensive income	6,832	314	7,146

Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive income before reclassifications	11,265	391	11,656
Amounts reclassified from AOCI	1,183	—	1,183
Income tax effect	(4,394)	(138)	(4,532)

Net increase in other comprehensive income	8,054	253	8,307

Balance at December 31, 2013	(4,877)	$693	(4,184)
Other comprehensive income before reclassifications	2,740	886	3,626
Amounts reclassified from AOCI	428	—	428
Income tax effect	(1,118)	(313)	(1,431)

Net increase in other comprehensive income	2,050	573	2,623

Balance at May 13, 2014	$(2,827)	$1,266	$(1,561)

Schedule of classification and amount of reclassifications from AOCI

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014			Consolidated Statements of Operations Classification
(Dollars in thousands)		2013	2012
Cash flow hedges:
Interest rate swap agreements	$(12)	$(53)	$(82)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(416)	(1,130)	(1,130)	Other expenses

	(428)	(1,183)	(1,212)
Available-for-sale securities:
Realized gains and losses on available-for-sale securities	—	—	—	Selling, general and administrative

	—	—	—

Total reclassifications	$(428)	$(1,183)	$(1,212)